SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
RMB
Cash and restricted cash					¥ 458,971	¥ 501,125
USD
Cash and restricted cash	$ 224,069				1,464,108
HKD
Cash and restricted cash			$ 27,126		22,675
JPY
Cash and restricted cash		¥ 10,630			615
EUR
Cash and restricted cash				€ 158	1,231
PRC | RMB
Cash and restricted cash					446,621
PRC | USD
Cash and restricted cash | $	34,437
Hong Kong | RMB
Cash and restricted cash					¥ 12,350
Hong Kong | USD
Cash and restricted cash | $	$ 189,632
Hong Kong | HKD
Cash and restricted cash | $			$ 27,126
Hong Kong | JPY
Cash and restricted cash		¥ 10,630
Hong Kong | EUR
Cash and restricted cash | €				€ 158